CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands		Common Stock Class A ordinary shares CNY (¥) shares		Common Stock Class B ordinary shares CNY (¥) shares		Treasury shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated deficit CNY (¥)	Accumulated other comprehensive income (loss) CNY (¥)	Class A ordinary shares shares	Class B ordinary shares shares	CNY (¥) shares		USD ($) shares
Beginning balance at Dec. 31, 2020		¥ 55		¥ 100			¥ 11,465,575	¥ 122,429	¥ (1,883,643)	¥ 72,262			¥ 9,776,778
Beginning balance, shares at Dec. 31, 2020 | shares		83,490,841		152,357,321
Class B ordinary shares converted to Class A ordinary shares		¥ 1		¥ (1)
Class B ordinary shares converted to Class A ordinary shares (in shares) | shares		1,280,804		(1,280,804)
Share-based compensation related to Huya Share-based Awards							289,705						289,705
Issuance of ordinary shares for exercised share options		¥ 1					8,779						¥ 8,780
Issuance of ordinary shares for exercised share options (shares) | shares		533,425											533,425		533,425
Issuance of ordinary shares for restricted share units		¥ 1											¥ 1
Issuance of ordinary shares for restricted share units, shares | shares		1,688,694
Net income (loss)									583,499				583,499
Unrealized securities holding losses													0
Foreign currency translation adjustment, net of nil tax										(148,562)			(148,562)
Ending balance at Dec. 31, 2021		¥ 58		¥ 99			11,764,059	122,429	(1,300,144)	(76,300)			10,510,201
Ending balance, shares at Dec. 31, 2021 | shares		86,993,764		151,076,517							86,993,764	151,076,517
Acquisition of entity under common control							573,714						573,714
Class B ordinary shares converted to Class A ordinary shares		¥ 1		¥ (1)
Class B ordinary shares converted to Class A ordinary shares (in shares) | shares		690,000		(690,000)
Share-based compensation related to Huya Share-based Awards							156,478						156,478
Issuance of ordinary shares for exercised share options							2,284						¥ 2,284
Issuance of ordinary shares for exercised share options (shares) | shares		133,313											133,313		133,313
Issuance of ordinary shares for restricted share units		¥ 1					(1)
Issuance of ordinary shares for restricted share units, shares | shares		1,584,407
Net income (loss)									(547,673)				¥ (547,673)	[1]
Unrealized securities holding losses										85,997			85,997	[1]
Foreign currency translation adjustment, net of nil tax										628,390			628,390	[1]
Ending balance at Dec. 31, 2022	[2]	¥ 60		¥ 98			12,496,534	122,429	(1,847,817)	638,087			11,409,391
Ending balance, shares at Dec. 31, 2022 | shares		89,401,484	[2]	150,386,517	[2]						89,401,484	150,386,517
Acquisition of entity under common control							(574,826)						(574,826)
Share-based compensation related to Huya Share-based Awards							78,265						78,265
Issuance of ordinary shares for exercised share options							127						¥ 127
Issuance of ordinary shares for exercised share options (shares) | shares		7,000											7,000		7,000
Issuance of ordinary shares for restricted share units		¥ 1											¥ 1
Issuance of ordinary shares for restricted share units, shares | shares		2,447,365
Repurchase of common shares						¥ (206,345)							(206,345)
Repurchase of common shares (in shares) | shares		(9,158,997)				9,158,997
Net income (loss)									(204,519)				(204,519)		$ (28,805)
Unrealized securities holding losses										(20,824)			(20,824)		(2,933)
Foreign currency translation adjustment, net of nil tax										143,329			143,329		20,187
Ending balance at Dec. 31, 2023		¥ 61		¥ 98		¥ (206,345)	¥ 12,000,100	¥ 122,429	¥ (2,052,336)	¥ 760,592			¥ 10,624,599		$ 1,496,445
Ending balance, shares at Dec. 31, 2023 | shares		82,696,852		150,386,517		9,158,997					82,696,852	150,386,517

[1]	HUYA Inc. consolidated 2022 statement of comprehensive income has been retrospectively adjusted due to the business combination under common control as discussed in Note 2(d).
[2]	HUYA Inc. consolidated 2022 statement of changes in shareholders’ equity has been retrospectively adjusted due to the business combination under common control as discussed in Note 2 (d).